UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska            68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:6/30/13

Item 1.  Reports to Stockholders.

7Twelve Balanced Portfolio

Semi-Annual Report

June 30, 2013

1-877-525-0712

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear 7Twelve Balanced Portfolio shareholder,

June 30, 2013

Thank you for your investment in the 7Twelve Balanced Portfolio.

The 7Twelve Balanced Portfolio is a fund of funds—twelve exchange traded funds, one mutual fund, and one money market fund. The 7Twelve strategy was created by Craig Israelsen, PhD, a partner in 7Twelve Advisors, LLC.

Our primary objective is to seek to provide superior risk-adjusted returns when compared to the bond and equity markets in general. The cornerstone of our investment philosophy is that we start with twelve assets (as represented by the fourteen funds) that represent the aggregate of most major investable assets. Next, we approximately equally-weight each fund because we cannot know which will outperform. We do not time the market, nor do we have a preference for any one of the twelve assets besides how they fit into a portfolio. However, we do track and follow each asset closely, mostly to monitor the correlation of their returns—that is, to see how they compare with each other.

Here is an illustration of how unpredictable asset classes and their corresponding funds can be. See the two colored box groups below. In each box is one of the twelve assets in the 7Twelve Balanced Portfolio and its individual return for the period.* The first group is for the three-month returns through 3/29/13; the second is for three-month returns through 6/28/13. What a difference three months made. We can see graphically that even in the short term returns are widely variable and unpredictable. What do you do when returns are impossible to predict? Our answer: equally weight.

We made a few changes in the 7Twelve Balanced Portfolio in the second quarter of 2013. None of the changes were to the investment philosophy, strategy, or asset classes. These were the changes and the estimated net effect on the portfolio.

(Portfolio holdings are subject to change at any time and should not be considered investment advice.)

These are the returns at Net Asset Value (without sales charges or other fees) for the 7Twelve Balanced Portfolio 12/31/12 through 6/30/13.**

7Twelve Balanced Portfolio	0.85%
Dow Jones Industrial Average	13.78%***
S&P 500	12.63%***
Dow Jones Moderate Portfolio Index	4.16%***

Please call me at 615-341-0712 or e-mail me at amartin@7Twelveadvisors.com if you have any questions about our investment strategy.

— Andrew D. Martin, president, 7Twelve Advisors, LLC

The performance data quoted here represents past performance.  For current performance information, please call toll-free 877-525-0712. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost.

7Twelve Advisors, LLC does not endorse or attest to the validity of the above data. Investment returns and expense ratios are for illustration only and do not constitute a recommendation. Past performance is no guarantee of future returns, nor is there any assurance that our i nvestment objectives will be achieved. Please review a prospectus and all relevant sales literature before making any investment. Had the 7Twelve Balanced Portfolio been purchased with a sales charge the returns would have been lower. 7he principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemptions of units.

*Returns are not guaranteed and do not represent the return of the 7Twelve Balanced Portfolio. The return of the Twelve Balanced Portfolio is variable and may go down in value. The illustration is for comparison only. Diversification does not guarantee better performance or lower risk.

Notes:  Each of these asset classes has its own set of investment characteristics and risks.  Investors should consider these risks carefully prior to making any investments.  The referenced asset classes are shown for general market comparison and are not meant to represent that of the 7Twelve Balanced Portfolio. The following are descriptions of each:

iShares Core Total US Bond Market ETF: AGG-- The investment seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index. The underlying index measures the performance of the total U.S. investment grade bond market.

Fidelity Institutional Money Market - Money Market Portfolio - Class I: FMPXX--Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category or, if unrated, determined to be of equivalent quali ty by FMR, U.S. Government securities and repurchase agreements.

SPDR Barclays Capital International Treasury Bond ETF: BWX--The SPDR® Barclays Capital International Treasury Bond ETF is to provide investment results that, before fees and expenses, correspond generally to the price an d yield performance of the Barclays Capital Global Treasury ex-US Capped Index

SPDR Barclays Cap S/T Intl Treasury Bond: BWZ-- The fund seeks to track the Barclays 1-3 Year Global Treasury ex-US Capped Index.

It invests at least 80% of total assets in the securities comprising the index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the index. The fund is non -diversified.

PowerShares DB Commodity Index Tracking Fund: DBC--The investment seeks to track changes, whether positive or negative, in the level of the Deutsche Bank Liquid Commodity index-Optimum Yield Diversified Excess Return. The fund will pursue its investment objective by investing in a portfolio of exchange-traded futures on the commodities comprising the index, or the index commodities.

iShares MSCI EAFE Index Fund: EFA--The iShares MSCI EAFE Index Fund, and FSIVX--Fidelity Spartan Intl Idx Advtg, seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded secu rities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index.

iShares Core MSCI Emerging Markets ETF: IEMG-- The investment seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Investable Market Index. The underlying index is de signed to measure large-, mid- and small-cap equity market performance in the global emerging markets.

iShares S&P North American Natural Resources Sector Index Fund: IGE--The iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. -traded natural resource-related stocks as represented by the S&P North American Natural Resources Sector Index™

iShares Core S&P Mid-Cap ETF: IJH--The investment seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400®. The underlying index measures the performance of the mid-capitalization sector of the U.S. equity market.

SPDR Barclays Capital Aggregate Bond Fund: LAG--The SPDR® Barclays Capital Aggregate Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance the Barclays Capital U.S. Agg regate Index.

SPDR S&P Midcap 400: MDY--The SPDR® S&P MidCap 400 ETF, before expenses, seeks to generally correspond to the price and yield performance of the S&P MidCap 400 Index.

iShares Barclays Treasury Inflation Protected Securities Bond Fund: TIP --The iShares Barclays Treasury Inflation Protected Securities Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflat ion-protected sector of the United States Treasury market as defined by the Barclays U.S. Treasury Inflation Prote cted Securities (TIPS) Index (Series-L).

Vanguard Small-Cap Value ETF: VBR--The fund employs an indexing investment approach designed to track the performance of the

MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies.

Vanguard REIT ETF: VNQ--The fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The index is composed of stocks of publicly traded equity real estate investment trusts.

Vanguard S&P 500 ETF: VOO--The fund employs an indexing investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

Vanguard Shrt-Term Infl-Prot Sec Idx ETF: VTIP-- The fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index. The index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than five years.

Vanguard MSCI Emerging Markets ETF: VWO--The fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Markets Index, while employing a form of sampling to reduce risk.

Sources: Yahoo! Finance, http://fundresearch.fidelity.com, http://us.ishares.com/product_info/fund/index.htm,

http://www.invescopowershares.com/products/overview.aspx?ticker=DBC  **Source: Confluence reports and Yahoo!    ***As it is not possible to invest an index, the data shown does not reflect or compare features of an actual investment, such as its objectives, cost s and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features.

Risk: As with all mutual funds and variable annuities, there is the risk that you could lose money through your investment in the Portfolio.

Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, established companies or the market averages in general.

The Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses.

Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

Fund of Funds:  A mutual fund or portfolio that invests in other mutual funds and exchange traded funds.

VIT Disclosure Statement: The Portfolio is an Investment vehicle for variable annuity contracts and may be subject to fees or expenses that are typically charged by these contracts.  Please review the insurance contract prospectus for further description of these fees and expenses.  This product is available as a sub-account investment to a variable life insurance policy only and is not offered directly to the general public.

Investors should carefully consider the investment objectives, risks, charges and expenses of the 7Twelve Balanced Portfolio. This and other important information about the Portfolio is contained in the prospectus, which can be obtained by calling 877-525-0712. The prospectus should be read carefully before investing. The 7Twelve Balanced Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA. 7Twelve Advisors, LLC. is not affiliated with Northern Lights Distributors, LLC.  1751-NLD-7/25/2013

7Twelve Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six Months	One Year	Inception** - June 30, 2013
7Twelve Balanced Portfolio	0.85%	6.81%	5.54%
Dow Jones U.S. Moderate Portfolio Index	4.16%	10.56%	8.14%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. For performance information current to the most recent month-end, please call toll-free 1-877-525-0712.

** Inception date is April 23, 2012.

Portfolio Holdings by Asset Class			% of Net Assets
Equity Funds			66.0%
Bond Funds			24.8%
Other, Cash and Cash Equivalents			9.2%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	BOND FUNDS - 24.8%
29,693	iShares Core Total U.S. Bond Market ETF	$ 3,183,090
14,257	iShares TIPS Bond ETF	1,596,927
28,089	SPDR Barclays International Treasury Bond ETF	1,580,849
45,592	SPDR Barclays Short Term International Treasury Bond ETF	1,587,513
32,433	Vanguard Short-Term Inflation-Protected Securities ETF	1,593,037
	TOTAL BOND FUNDS (Cost - $9,898,376)	9,541,416

	EQUITY FUNDS - 66.0%
	COMMODITY FUND - 8.2%
126,026	PowerShares DB Commodity Index Tracking Fund *	3,167,033

	EMERGING MARKETS - 8.4%
69,751	iShares Core MSCI Emerging Markets ETF	3,212,731

	INTERNATIONAL EQUITY - 8.2%
88,386	Fidelity Spartan International Index Fund	3,134,161

	LARGE CAP GROWTH - 8.2%
43,134	Vanguard S&P 500 ETF	3,166,036

	MID CAP GROWTH - 8.2%
27,444	iShares Core S&P Mid-Cap ETF	3,169,782

	SMALL CAP VALUE - 8.3%
37,926	Vanguard Small-Cap Value ETF	3,176,682

	SPECIALTY - 16.5%
83,207	iShares North American Natural Resources ETF	3,183,500
46,075	Vanguard REIT ETF	3,166,274
		6,349,774

	TOTAL EQUITY FUNDS (Cost - $25,128,425)	25,376,199

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value

	SHORT-TERM INVESTMENTS - 10.7%
4,096,033	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.07%+	$ 4,096,033
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,096,033)

	TOTAL INVESTMENTS - 101.5% (Cost - $39,122,834)(a)	$ 39,013,648
	OTHER ASSETS LESS LIABILITIES - NET - (1.5) %	(590,973)
	NET ASSETS - 100.0%	$ 38,422,675
* Non-income producing security.
+ Reflects yield at June 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 39,135,938 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 749,308
	Unrealized depreciation:	(871,598)
	Net unrealized depreciation:	$ (122,290)

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

ASSETS
Investment securities:
At cost	$ 39,122,834
At value	$ 39,013,648
Receivable for Portfolio shares sold	190,086
Receivable for securities sold	48,342
Interest and dividends receivable	55,313
TOTAL ASSETS	39,307,389

LIABILITIES
Payable for securities purchased	834,582
Administrative services fees payable	25,380
Distribution (12b-1) fees payable	16,783
Investment advisory fees payable	7,944
Payable for Fund shares repurchased	25
TOTAL LIABILITIES	884,714
NET ASSETS	$ 38,422,675

NET ASSETS
Paid in capital [$0 par value, unlimited shares authorized]	$ 38,226,113
Undistributed net investment income	148,843
Accumulated net realized gain from security transactions	156,905
Net unrealized appreciation (depreciation) of investments	(109,186)
NET ASSETS	$ 38,422,675

Net Asset Value Per Share:
Net Assets	$ 38,422,675
Total shares outstanding	3,604,575

Net asset value (Net Assets ÷ Shares Outstanding), offering price and	$ 10.66
redemption price per share

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

INVESTMENT INCOME
Dividends	$ 173,487
Interest	1,476
TOTAL INVESTMENT INCOME	174,963

EXPENSES
Investment advisory fees	20,230
Administrative services fees	60,689
Distribution (12b-1) fees	80,919
TOTAL EXPENSES	161,838

NET INVESTMENT INCOME	13,125

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	160,084
Net change in unrealized appreciation (depreciation) of investments	(442,874)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(282,790)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (269,665)

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2013	December 31, 2012 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$ 13,125	$ 134,587
Net realized gain (loss) from security transactions	160,084	(5,190)
Distributions of realized gains by underlying investment companies	-	2,011
Net change in unrealized appreciation (depreciation) of investments	(442,874)	333,688
Net increase (decrease) in net assets resulting from operations	(269,665)	465,096

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,298,339	17,760,479
Payments for shares redeemed	(643,153)	(188,421)
Net increase in net assets from shares of beneficial interest	20,655,186	17,572,058

INCREASE IN NET ASSETS	20,385,521	18,037,154

NET ASSETS
Beginning of Period	18,037,154	-
End of Period *	$ 38,422,675	$ 18,037,154
*Includes undistributed net investment income of:	$ 148,843	$ 135,718

SHARE ACTIVITY
Shares Sold	1,958,319	1,724,323
Shares Redeemed	(59,558)	(18,509)
Net increase in shares of beneficial interest outstanding	1,898,761	1,705,814

(a)	The 7Twelve Balanced Portfolio commenced operations on April 23, 2012.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the		For the
	Six Months Ended		Period Ended
	June 30, 2013		December 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.57		$ 10.00

Activity from investment operations:
Net investment income (2)	0.01		0.20
Net realized and unrealized
gain on investments	0.08	(3)	0.37
Total from investment operations	0.09		0.57

Net asset value, end of period	$ 10.66		$ 10.57

Total return (4)	0.85%		5.70%

Net assets, at end of period (000s)	$ 38,423		$ 18,037

Ratio of expenses to average
net assets (5,6)	1.20%		1.20%
Ratio of net investment income
to average net assets (5,6)	0.10%		2.95%	(8)

Portfolio Turnover Rate (7)	40%		7%

(1)	The 7Twelve Balanced Portfolio commenced operations on April 23, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	The amount of net gains on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(6)	Annualized.
(7)	Not annualized.
(8)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

Organization

The 7Twelve Balanced Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolio is an investment vehicle for variable annuity contracts and flexible premium life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general. The Portfolio commenced operations on April 23, 2012.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Investments in open-end investment companies are valued at net asset value..

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Valuation of Underlying Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2013 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 9,541,416	-	-	$ 9,541,416
Equity Funds	25,376,199	-	-	25,376,199
Short-Term Investments	4,096,033	-	-	4,096,033
Total	$ 39,013,648	-	-	$ 39,013,648

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to its shareholders. Therefore, no provision for Federal income tax is required. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Portfolio in its 2012 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually.  The Portfolio will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

Investment Advisory Agreement and Other Related Party Transactions

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio.  7Twelve Advisors, LLC serves as the Portfolio’s Investment Adviser (the “Adviser”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Portfolio, the Adviser, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.15% of the average daily net assets of the Portfolio.  For the six months ended June 30, 2013, the Adviser earned advisory fees of $20,230.

The Trust, with respect to the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A Shares ("12b-1 Plan" or "Plan").    The Portfolio is authorized to pay AXA Equitable Life Insurance Company compensation for distribution and shareholder services.  The Plans permit the Portfolio to pay a service fee at the annual rate of up to 0.60% of the average net assets of the Portfolio.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The Distributor of the Portfolio is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC (“GFS”).  The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.  For the six months ended June 30, 2013, the Distributor did not receive any underwriting commissions for sales of the Portfolio’s shares.

Effective April 1, 2013, with Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $3,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to the terms of an administrative servicing agreement with GFS, the Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

Certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

4.

Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2013, amounted to $28,962,597 and $10,096,168, respectively.

5.

Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the 1940 Act.  As of June 30, 2013, AXA Equitable Life Insurance Company held 99.80% of the voting securities of the 7Twelve Balanced Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by AXA Equitable Life Insurance Company are also owned beneficially.

6.

Tax Components of Capital

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 143,632	$ 2,011	$ -	$ -	$ 320,584	$ 466,227

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The difference between book basis and tax basis net unrealized appreciation of investments, undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships and the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to non-deductible offering costs, resulted in reclassification for the period ended December 31, 2012, as follows:

Paid in	Undistributed Net
Capital	Investment Income
$ (1,131)	$ 1,131

7.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Portfolio’s financial statements.

8.

Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

7Twelve Balanced Portfolio

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the 7Twelve Balanced Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the 7Twelve Balanced Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 7Twelve Balanced Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 – 6/30/13	Expense Ratio During Period** 1/1/13 – 6/30/13
Class A	$ 1,000.00	$ 1,008.50	$ 5.98	1.20%

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.84	$ 6.01	1.20%
Class A

* Expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds.

   Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

** Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-525-0712 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-525-0712.

INVESTMENT ADVISOR

7Twelve Advisors, LLC
1720 West End Avenue, Suite 540
Nashville, TN 37203 USA

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/23/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/23/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/23/13